Condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2023 [1]	Dec. 31, 2022	Jun. 30, 2022
Non-current assets
Property, plant and equipment	$ 8,675	$ 8,507	$ 8,722
Right-of-use assets	949	942	905
Goodwill	19,960	19,820	19,821
Intangible assets	38,326	39,307	39,900
Investments in associates and joint ventures	72	76	56
Other investments	1,071	1,066	1,124
Derivative financial instruments	163	74	113
Other receivables	752	835	881
Deferred tax assets	3,736	3,263	4,140
Total non-current assets	73,704	73,890	75,662
Current assets
Inventories	5,051	4,699	6,220
Trade and other receivables	11,092	10,521	8,908
Other investments	148	239	70
Derivative financial instruments	44	87	109
Intangible assets			89
Income tax receivable	840	731	704
Cash and cash equivalents	5,664	6,166	4,817
Assets held for sale		150
Total current assets	22,839	22,593	20,917
Total assets	96,543	96,483	96,579
Current liabilities
Interest-bearing loans and borrowings	(4,556)	(5,314)	(2,162)
Lease liabilities	(231)	(228)	(220)
Trade and other payables	(19,738)	(19,040)	(17,821)
Derivative financial instruments	(83)	(93)	(90)
Provisions	(567)	(722)	(541)
Income tax payable	(1,200)	(896)	(981)
Total current liabilities	(26,375)	(26,293)	(21,815)
Non-current liabilities
Interest-bearing loans and borrowings	(24,329)	(22,965)	(26,461)
Lease liabilities	(722)	(725)	(685)
Derivative financial instruments	(68)	(164)	(180)
Deferred tax liabilities	(2,800)	(2,944)	(5,275)
Retirement benefit obligations	(1,078)	(1,168)	(1,310)
Provisions	(1,357)	(896)	(892)
Other payables	(2,398)	(4,270)	(4,010)
Total non-current liabilities	(32,752)	(33,132)	(38,813)
Total liabilities	(59,127)	(59,425)	(60,628)
Net assets	37,416	37,058	35,951
Equity
Share capital	387	387	387
Share premium account	35,163	35,155	35,134
Other reserves	2,076	2,069	2,068
Retained earnings	(234)	(574)	(1,657)
Total equity attributable to owners of parent	37,392	37,037	35,932
Non-controlling interests	24	21	19
Total equity	$ 37,416	$ 37,058	$ 35,951

[1]	The Condensed consolidated statement of financial position as at 30 June 2023 and 30 June 2022 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2022 has been audited by PricewaterhouseCoopers LLP.